Net Income Per Common Share	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Net Income Per Common Share
30.	NET LOSS PER COMMON SHARE

	Year ended December 31, 2025	Nine months ended December 31, 2024
(in millions)

Net loss attributable to ordinary shareholders	$(984.9)	$(167.0)

Gain on change in fair value of warrants (i)	-	-

Net (loss) income attributable to ordinary shareholders (diluted)	$(984.9)	$(167.0)

(in millions)

Weighted average common shares outstanding (ii)	108.7	108.5

Dilutive effect of warrants, restricted share units and performance share units (i) (ii)	-	-

Dilutive weighted average common shares outstanding	108.7	108.5

Net loss per common share:

Basic and diluted	$(9.06)	$(1.54)

The following table sets forth the computation of basic and diluted net loss per common share:

(i)
As at December 31, 2025, 24,178,999 IPO Warrants remain outstanding (December 31, 2024 –
24,178,999) and 6,768,953
LETL Warrants (December 31, 2024 – nil). For the purposes of determining diluted net loss per common share, net loss for the year ended December 31, 2025 was not adjusted as the IPO and LETL Warrants were determined to be anti-dilutive. For the purposes of determining diluted net loss per common share, net loss for the nine month period ended December 31, 2024 was not adjusted as the IPO Warrants were determined to be anti-dilutive.

(ii)
On March 31, 2023 the Board of Directors granted 457,935 and 404,211 restricted share units (“RSUs”) and performance share units (“PSUs”), respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended March 31, 2024 (“FY2024 Plan”). On June 18, 2024 the Board of Directors granted 569,536 and 953,783 RSUs and PSUs, respectively, to various employees of the Company under the Omnibus Plan for the twelve month period ended March 31, 2025 (“FY2025 Plan”). On March 11, 2025, the Board of Directors granted 565,016 and 1,042,775 RSUs and PSUs, respectively, to various employees of the Company under the Omnibus Plan for the year ended December 31, 2025 (“CY2025 Plan”). For the purposes of determining diluted net loss per share, the RSUs and PSUs considered in determining diluted net loss per share for the year ended December 31, 2025 is 467,301 common shares (the nine month period ended December 31, 2024 – 399,812 common shares). The RSUs and PSUs were determined to be anti-dilutive.

For the year ended December 31, 2025, the total weighted average common shares issued and outstanding is 104,924,898. For the nine month period ended December 31, 2024, the total weighted average common shares issued and outstanding is 104,304,638.
The Company issued earnout rights and Replacement LTIP awards in connection with the Company’s merger transaction from fiscal 2022. For the year ended December 31, 2025, 662,296 weighted average earnout rights have been included in the calculation of basic and diluted net loss per common share (the nine month period ended December 31, 2024 –1,007,245). Replacement LTIP awards are included within the weighted average common shares outstanding, as the Replacement LTIP Awards are fully vested and exercisable for a nominal price. For the year ended December 31, 2025, 2,485,492 weighted average Replacement LTIP awards have been included in the calculation of basic and diluted net loss per common share (the nine month period ended December 31, 2024 – 2,739,114). Refer to Notes 35 and 36.
The Company also routinely grants DSUs to Directors of the Company under its Omnibus Equity Incentive Plan (“Omnibus Plan”). DSUs as vested to various Directors of the Company in respect of their annual retainers. The DSUs recognized under the Omnibus Plan are included within the weighted average common shares outstanding, as the units are exercisable for no consideration. For the year ended December 31, 2025, 586,961 weighted average DSUs have been included in the calculation of basic and diluted net loss per common share (the nine month period ended December 31, 2024 – 402,486). Refer to Note 38.